Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2018
Summary of significant accounting policies
Schedule of financial information of the VIEs in the PRC

	As of March 31,
	2017	2018
	(in millions of RMB)
Cash and cash equivalents and short-term investments	7,586	7,507
Investments in equity investees and investment securities	17,371	26,611
Accounts receivable, net of allowance	3,301	5,733
Amounts due from non-VIE subsidiaries of the Company	1,400	1,949
Prepayment for licensed copyrights	1,469	1,736
Property and equipment and intangible assets	4,738	6,788
Others	2,926	4,139
Total assets	38,791	54,463
Amounts due to non-VIE subsidiaries of the Company	25,317	41,090
Accruals for purchase of licensed copyrights	2,244	3,686
Accrued expenses, account payable and other liabilities	7,545	10,931
Deferred revenue and customer advances	3,338	4,997
Deferred tax liabilities	1,481	995
Total liabilities	39,925	61,699

	Year ended March 31,
	2016	2017	2018
	(in millions of RMB)
Revenue (i)	8,558	24,712	32,898
Net income (loss) (i)	35	(4,688)	(6,167)
Net cash provided by operating activities	1,224	3,220	5,547
Net cash used in investing activities	(7,160)	(2,557)	(20,366)
Net cash provided by financing activities	6,494	2,688	14,286

(i)	Revenue and net income (loss) earned and incurred by the VIEs are primarily from mobile media and entertainment services, cloud computing services and others.

Schedule of estimated useful lives of property and equipment

Computer equipment and software	3 – 5 years
Furniture, office and transportation equipment	3 – 10 years
Buildings	20 – 50 years
Property improvements	shorter of remaining lease period or estimated useful life

Schedule of estimated useful lives of identifiable intangible assets other than licensed copyrights

User base and customer relationships	1 – 16 years
Trade names, trademarks and domain names	3 – 20 years
Developed technology and patents	2 – 5 years
Non-compete agreements	over the contracted term up to 6 years